Revenues - Summary of Breakdown of Revenues by Geographical Area (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 903,059	€ 728,993
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	322,680	260,627
EMEA | Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	151,464	125,996
EMEA | UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	28,823	23,544
EMEA | UAE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	31,906	21,745
EMEA | Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,503	4,234
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	174,376	135,275
North America | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	156,747	124,291
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	15,736	12,525
APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	389,025	318,825
APAC | Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	306,835	247,193
APAC | Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	39,597	30,240
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,242	€ 1,741